INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,556,515	$ 169,404
Stock-based compensation expense	507,864	442,813
Alternative minimum tax credit carryforwards	15,336	19,283
Reserves and allowances	263,609	97,587
Inventory	269,865	59,320
Accrued expenses and deferred income	53,442	$ 8,824
Severance	27,555
Charitable contributions	1,260	$ 1,317
Total current deferred tax assets	$ 5,695,446	798,548
Section 481 (a) adjustment		(24,450)
Property and equipment		(7,600)
Total deferred tax liabilities		(32,050)
Net current deferred tax assets	$ 5,695,446	$ 766,498
Valuation allowance	$ (5,695,446)
Net deferred tax assets		$ 766,498